Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $7,855,000 (comprised of (i) $2,337,000 maximum aggregate offering price with respect to notes linked to the EURO STOXX 50® Index, (ii) $5,518,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Futures Excess Return Index).
Narrative - Max Aggregate Offering Price	$ 7,855,000